Financial instruments	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Financial instruments
15. Financial instruments
Financial instruments by category
The carrying value and fair value of financial instruments by class as at March 31, 2020 are as follows:
Financial assets

	Financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Total carrying value	Total fair value
Cash and cash equivalents	$96,929	$—	$—	$96,929	$96,929
Investment in fixed deposits	43,030	—	—	43,030	43,030
Investments in marketable securities and mutual funds	—	162,746	—	162,746	162,746
Trade receivables	89,772	—	—	89,772	89,772
Unbilled revenue (1)	57,078	—	—	57,078	57,078
Funds held for clients	15,833	—	—	15,833	15,833
Prepayments and other assets (2)	6,431	—	—	6,431	6,431
Other non-current assets (3)	9,925	—	—	9,925	9,925
Derivative assets	—	2,187	13,106	15,293	15,293

Total carrying value	$318,998	$164,933	$13,106	$497,037	$497,037

Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at FVTPL	Financial liabilities at FVOCI	Total carrying value	Total fair V alue
Trade payables	$29,333	$—	$—	$29,333	$29,333
Long-term debt (includes current portion) (4)	33,600	—	—	33,600	33,600
Other employee obligations (5)	70,170	—	—	70,170	70,170
Provision and accrued expenses	28,983	—	—	28,983	28,983
Lease liabilities	178,892	—	—	178,892	178,892
Other liabilities (6)	1,197	—	—	1,197	1,197
Derivative liabilities	—	4,710	8,745	13,455	13,455

Total carrying value	$342,175	$4,710	$8,745	$355,630	$355,630

Notes:

(1)	Excluding non-financial assets $905.
(2)	Excluding non-financial assets $15,568.
(3)	Excluding non-financial assets $26,027.
(4)	Excluding non-financial asset (unamortized debt issuance cost) $178.
(5)	Excluding non-financial liabilities $19,686.
(6)	Excluding non-financial liabilities $6,360.
The carrying value and fair value of financial instruments by class as at March 31, 2019 are as follows:
Financial assets

	Financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Total carrying value	Total fair Value
Cash and cash equivalents	$85,444	$—	$—	$85,444	$85,444
Investment in fixed deposits	15,907	—	—	15,907	15,907
Investments in marketable securities and mutual funds	—	134,493	—	134,493	134,493
Trade receivables	73,872	—	—	73,872	73,872
Unbilled revenue (1)	65,295	—	—	65,295	65,295
Funds held for clients	7,063	—	—	7,063	7,063
Prepayments and other assets (2)	5,375	—	—	5,375	5,375
Other non-current assets (3)	9,308	—	—	9,308	9,308
Derivative assets	—	2,077	17,004	19,081	19,081

Total carrying value	$262,264	$136,570	$17,004	$415,838	$415,838

Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at FVTPL	Financial liabilities at FVOCI	Total carrying value	Total fair Value
Trade payables	$17,831	$—	$—	$17,831	$17,831
Long-term debt (includes current portion) (4)	61,800	—	—	61,800	61,800
Other employee obligations (5)	63,129	—	—	63,129	63,129
Provision and accrued expenses	27,619	—	—	27,619	27,619
Other liabilities (6)	2,288	3,197	—	5,485	5,485
Derivative liabilities	—	307	2,096	2,403	2,403

Total carrying value	$172,667	$3,504	$2,096	$178,267	$178,267

Notes:

(1)	Excluding non-financial assets $1,457.
(2)	Excluding non-financial assets $11,408.
(3)	Excluding non-financial assets $34,931.
(4)	Excluding non-financial asset (unamortized debt issuance cost) $409.
(5)	Excluding non-financial liabilities $16,240.
(6)	Excluding non-financial liabilities $13,768.

For the financial assets and liabilities subject to offsetting or similar arrangements, each agreement between the Company and the counterparty allows for net settlement of the relevant financial assets and liabilities when both elect to settle on a net basis. In the absence of such an election, financial assets and liabilities will be settled on a gross basis.
Financial assets and liabilities subject to offsetting, enforceable master netting arrangements or similar agreements as at March 31, 2020 are as follows:

Description of types of financial assets	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial Instruments	Cash collateral received
Derivative assets	$15,293	$—	$15,293	$(7,040)	$—	$8,253

Total	$15,293	$—	$15,293	$(7,040)	$—	$8,253

Description of types of financial liabilities	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral pledged
Derivative liabilities	$13,455	$—	$13,455	$(7,040)	$—	$6,415

Total	$13,455	$—	$13,455	$(7,040)	$—	$6,415

Financial assets and liabilities subject to offsetting, enforceable master netting arrangements or similar agreements as at March 31, 2019 are as follows:

Description of types of financial assets	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial Instruments	Cash collateral received
Derivative assets	$19,081	$—	$19,081	$(2,045)	$—	$17,036

Total	$19,081	$—	$19,081	$(2,045)	$—	$17,036

Description of types of financial liabilities	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial Instruments	Cash collateral pledged
Derivative liabilities	$2,403	$—	$2,403	$(2,045)	$—	$358

Total	$2,403	$—	$2,403	$(2,045)	$—	$358

Fair value hierarchy
The following is the hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:
Level 1 — quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2 — other techniques for which all inputs have a significant effect on the recorded fair value are observable, either directly or indirectly.
Level 3 — techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.
The fair value is estimated using the discounted cash flow approach and market rates of interest. The valuation technique involves assumptions and judgments regarding risk characteristics of the instruments, discount rates and future cash flows.
The Company uses valuation techniques in measuring the fair value of financial instruments, where active market quotes are not available. In applying the valuation techniques, the Company makes maximum use of market inputs, and uses estimates and assumptions that are, as far as possible, consistent with observable data that market participants would use in pricing the instrument. Where applicable data is not observable, the Company uses its best estimate about the assumptions that market participants would make. These estimates may vary from the actual prices that would be achieved in an arm’s length transaction at the reporting date.

		Fair value measurement at reporting date using
Description	March 31, 2020	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Financial assets at FVTPL
Foreign exchange contracts	$2,187	$—	$2,187	$—
Investments in marketable securities and mutual funds	162,746	162,388	358	—
Financial assets at FVOCI
Foreign exchange contracts	13,106	—	13,106	—

Total assets	$178,039	$162,388	$15,651	$—

Liabilities
Financial liabilities at FVTPL
Foreign exchange contracts	$4,710	$—	$4,710	$—
Financial liabilities at FVOCI			—
Foreign exchange contracts	8,106	—	8,106	—
Interest rate swap s	639	—	639	—

Total liabilities	$13,455	$—	$13,455	$—

The assets and liabilities measured at fair value on a recurring basis as at March 31, 2019 are as follows:-

		Fair value measurement at reporting date using
Description	March 31, 2019	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Financial assets at FVTPL
Foreign exchange contracts	$2,077	$—	$2,077	$—
Investments in marketable securities and mutual funds	134,493	134,047	446	—
Financial assets at FVOCI
Foreign exchange contracts	16,611	—	16,611	—
Interest rate swaps	392	—	392	—

Total assets	$153,573	$134,047	$19,526	$—

Liabilities
Financial liabilities at FVTPL
Foreign exchange contracts	$308	$—	$308	$—
Contingent consideration	3,197	—	—	3,197
Financial liabilities at FVOCI
Foreign exchange contracts	2,095	—	2,095	—

Total liabilities	$5,600	$—	$2,403	$3,197

Description of significant unobservable inputs to Level 3 valuation
The fair value of the contingent consideration liability was estimated using a probability weighted method and achievement of revenue target with a discount rate of 2.5%. One percentage point change in the unobservable inputs used in fair valuation of the contingent consideration does not have a significant impact on its value.
The fair value is estimated using discounted cash flow approach which involves assumptions and judgments regarding risk characteristics of the instruments, discount rates, future cash flows, foreign exchange spot, forward premium rates and market rates of interest.
The movement in contingent consideration categorized under Level 3 fair value measurement is given below:

	For the year ended
	March 31, 2020	March 31, 2019
Balance at the beginning of the year	$3,197	$11,388
Additions	—	—
Payouts	(3,279)	(8,456)
Gain recognized in the consolidated statement of income	—	—
Finance expense recognized in the consolidated statement of income	82	265

Balance at the end of the year	$—	$3,197

During the years ended March 31, 2020 and 2019, there were no transfers between Level 1 and Level 2 fair value measurements, and no transfers into and out of Level 3 fair value measurements.
Fair value on a
non-recurring
basis as at March 31, 20
20
The
non-recurring
fair value measurement for the Auto Claim BPM CGU of $34,086 (before cost of disposal of $494) has been categorized as Level 3 fair value based on the inputs to the valuation technique used (Refer Note 10).

Derivative financial instruments
The primary risks managed by using derivative instruments are foreign currency exchange risk and interest rate risk. Forward and option contracts up to 24 months on various foreign currencies are entered into to manage the foreign currency exchange rate risk on forecasted revenue denominated in foreign currencies and monetary assets and liabilities held in non-functional
currencies. Interest rate swaps are entered to manage interest rate risk associated with the Company’s floating rate borrowings. The Company’s primary exchange rate exposure is with the US dollar and pound sterling against the Indian rupee. For derivative instruments which qualify for cash flow hedge accounting, the Company records the effective portion of gain or loss from changes in the fair value of the derivative instruments in other comprehensive income/(loss), which is reclassified into earnings in the same period during which the hedged item affects earnings. Derivative instruments qualify for hedge accounting when the instrument is designated as a hedge; the hedged item is specifically identifiable and exposes the Company to risk; and it is expected that a change in fair value of the derivative instrument and an opposite change in the fair value of the hedged item will have a high degree of correlation. Determining the high degree of correlation between the change in fair value of the hedged item and the derivative instruments involves significant judgment including the probability of the occurrence of the forecasted transaction. When it is highly probable that a forecasted transaction will not occur, the Company discontinues the hedge accounting and recognizes immediately in the consolidated statement of income, the gains and losses attributable to such derivative instrument that were accumulated in other comprehensive income/(loss).
The following table presents the notional values of outstanding foreign exchange forward contracts, foreign exchange option contracts and interest rate swap contracts:

	As at
	March 31, 2020	March 31, 2019
Forward contracts (Sell)
In US dollars	$263,092	$230,292
In pound sterling	105,677	134,077
In Euro	37,843	34,251
In Australian dollars	35,287	43,271
Others	17,420	2,866

	$459,319	$444,757

Option contracts (Sell)
In US dollars	$149,501	$134,060
In pound sterling	98,381	122,377
In Euro	39,038	32,226
In Australian dollars	40,922	42,106
Others	—	—

	$327,842	$330,769

Interest rate swap contracts
In US dollars	33,600	61,800
The amount of gain/ (loss) reclassified from other comprehensive income into consolidated statement of income in respective line items for the years ended March 31, 2020, 2019 and 2018 are as follows:

	Year ended March 31,
	2020	2019	2018
Revenue	$12,695	66	$11,231
Foreign exchange gain, net	543	(2)	15,766
Finance expense	171	422	(561)
Income tax related to amounts reclassified into consolidated statement of income	(1,947)	(577)	(9,965)

Total	$11,462	(91)	$16,471

As at March 31, 20
20
, a gain amounting to $1,902 on account of cash flow hedges in relation to forward and option contracts entered is expected to be reclassified from other comprehensive income into the consolidated statement of income over a period of 24 months and a loss
 amounting to $620

on account of cash flow hedges in relation to interest rate swaps is expected to be reclassified from other comprehensive income into the consolidated statement of income over a period of 24 months.
Due to the discontinuation of cash flow hedge accounting on account of non-occurrence
of original forecasted transactions by the end of the originally specified time period, the Company recognized in the consolidated statement of income a gain
of $543, a loss of $2 and a
loss
 of $20 for the years ended March 31,

2020,
2019 and 201
8
, respectively.

The gain of $543 for the year ended March 31, 2020 is due to impact on account of COVID-19.
Financial risk management
Financial risk factors
The Company’s activities expose it to a variety of financial risks: market risk, interest rate risk, credit risk and liquidity risk. The Company’s primary focus is to foresee the unpredictability of financial markets and seek to minimize potential adverse effects on its financial performance. The primary market risk to the Company is foreign exchange risk. The Company uses derivative financial instruments to mitigate foreign exchange related risk exposures. The Company’s exposure to credit risk is influenced mainly by the individual characteristic of each customer and the concentration of risk from the top few customers. The demographics of the customer including the default risk of the industry and country in which the customer operates also has an influence on credit risk assessment. The Company does not enter into or trade financial instruments, including derivative financial instruments, for speculative purposes.
Risk management procedures
The Company manages market risk through treasury operations. Senior management and the Board of Directors approve the Company’s treasury operations’ objectives and policies. The activities of treasury operations include management of cash resources, implementation of hedging strategies for foreign currency exposures, implementation of borrowing strategies and monitoring compliance with market risk limits and policies. The Company’s foreign exchange committee, comprising the Chairman of the Board, Group Chief Executive Officer and Group Chief Financial Officer, is the approving authority for all hedging transactions.
Components of market risk
Exchange rate or currency risk
The Company’s exposure to market risk arises principally from exchange rate risk. Although substantially all of the Company’s revenue is denominated in pound sterling and US dollars, a significant portion of expenses for the year ended March 31, 2019 (net of payments to repair centers made as part of the Company’s WNS Auto Claims BPM segment) were incurred and paid in Indian rupees. The exchange rates among the Indian rupee, the pound sterling and the US dollar have changed substantially in recent years and may fluctuate substantially in the future. The Company hedges a portion of forecasted external and inter-company revenue denominated in foreign currencies with forward contracts and options.
Based upon the Company’s level of operations for the year ended March 31, 2020, a sensitivity analysis shows that a 10% appreciation or depreciation in the pound sterling against the US dollar would have increased or decreased, respectively, the Company’s revenue for the year ended March 31, 2020 by approximately $26,051. Similarly, a 10% appreciation or depreciation in the Indian rupee against the US dollar would have increased or decreased, respectively, the Company’s expenses incurred and paid in Indian rupee for the year ended March 31, 2020 by approximately $36,072.

The foreign currency risk from
non-derivative
financial instruments as at March 31, 2020 is as follows:

	As at March 31, 2020
	US Dollar	Pound Sterling	Indian Rupees	Australian Dollar	Euro	Other currencies	Total
Cash and cash equivalents	$2,180	712	—	44	1,056	387	$4,379
Investment s	403	—	—	—	—	—	403
Trade receivables	88,520	34,029	2,581	11,389	11,188	2,877	150,584
Unbilled revenue	3,899	3,651	—	74	4,200	502	12,325
Prepayments and other current assets	364	177	54	4	104	27	730
Other non-current assets	3	—	—	—	181	16	200
Trade payables	(31,203)	(70,745)	(6,367)	(4,640)	(13,266)	(1,064)	(127,285)
Provisions and accrued expenses	(4,456)	(907)	7	—	(695)	(20)	(6,070)
Pension and other employee obligations	(4,055)	(92)	—	—	(38)	(217)	(4,402)
Lease liabilities	—	—	—	—	(7,573)	(27)	(7,600)
Other liabilities	(1)	(7)	—	—	—	(1)	(9)

Net assets/ (liabilities)	$55,654	(33,182)	(3,725)	6,871	(4,843)	2,480	$23,255

The foreign currency risk from
non-derivative
financial instruments as at March 31, 2019 is as follows:

	As at March 31, 2019
	US Dollar	Pound Sterling	Indian Rupees	Australian Dollar	Euro	Other currencies	Total
Cash and cash equivalents	$1,204	263	—	2,864	528	214	$5,073
Trade receivables	100,713	48,198	3,629	17,107	12,459	3,395	185,501
Unbilled revenue	4,576	3,553	—	3,221	5,778	532	17,660
Prepayments and other current assets	522	311	2	82	85	16	1,018
Other non-current assets	4	—	—	—	—	15	19
Trade payables	(28,704)	(63,467)	(8,332)	(9,059)	(10,265)	(596)	(120,423)
Provisions and accrued expenses	(2,924)	(210)	(217)	(1,069)	(477)	(72)	(4,969)
Pension and other employee obligations	(127)	—	—	—	(28)	(177)	(332)
Other liabilities	(2)	(7)	—	—	—	(1)	(10)

Net assets/ (liabilities)	$75,262	(11,359)	(4,918)	13,146	8,080	3,326	$83,537

Other currencies include currencies such as the Swiss Franc (CHF), Singapore Dollar (SGD), Philippine Peso (PHP), Canadian Dollar (CAD), Polish Zloty (PLN), Sri Lankan Rupee (LKR), Romanian Leu (RON), South African Rand (ZAR), New Zealand Dollar (NZD), Hong Kong Dollar (HKD), United Arab Emirates Dirham (AED), Chinese Yuan Renminbi (CNY), Costa Rican colon (CRC), Danish Krone (DKK), Swedish Krona (SEK), Malaysian Ringgit (MYR) and Turkish Lira (TRY).
As at March 31, 2020, every 10% appreciation or depreciation of the respective foreign currencies compared to the functional currency of the Company would impact the Company’s profit before tax from operating activities by approximately $3,730.
Interest rate risk
The Company’s exposure to interest rate risk arises from borrowings which have a floating rate of interest, which is linked to the US dollar LIBOR. The risk is managed by the Company by maintaining an appropriate mix of fixed and floating rate borrowings and by the use of interest rate swap contracts. The costs of floating rate borrowings may be affected by the fluctuations in the interest rates. In connection with the term loan facilities entered into during the year ended March 31, 2017, the Company entered into interest rate swap agreements with the banks in during the year ended March 31, 2017. These swap agreements effectively convert the term loans from variable US dollar LIBOR interest rates to fixed rates, thereby managing the Company’s exposure to changes in market interest rates under the term loans. The amounts outstanding under swap agreements as at March 31, 2020 aggregated
$33,600.
The Company monitors its positions and does not anticipate
non-performance
by the counterparties. The Company intends to selectively use interest rate swaps, options and other derivative instruments to manage exposure to interest rate movements. These exposures are reviewed by appropriate levels of management on a periodic basis. The Company does not enter into hedging agreements for speculative purposes.
Credit risk
Credit risk arises from the possibility that customers may not be able to settle their obligations as agreed. Trade receivables are typically unsecured and are derived from revenue earned from customers primarily located in the UK and the US. Credit risk is managed through periodic assessment of the financial reliability of customers, taking into account the financial condition, current economic trends, analysis of historical bad debts and ageing of trade receivables. The credit risk on marketable securities, FMPs, mutual funds, bank deposits and derivative financial instruments is limited because the counterparties are banks and mutual funds with high credit ratings assigned by international credit-rating agencies. The maximum exposure to credit risk at the reporting date is primarily from trade receivables and unbilled revenue which amounted to $89,772 and $57,983, respectively as at March 31, 2020 and $73,872 and $66,752, respectively, as at March 31, 2019.
The Company provides loss allowance using the ECL model on trade receivables and unbilled revenue with no significant financing component at an amount equal to lifetime ECL (Refer Note 8).
The following table gives details in respect of the percentage of revenue generated from the Company’s top customer and top five customers:

	Year Ended March 31,
	2020	2019	2018
Revenue from top customer	6.9%	6.9%	6.8%
Revenue from top five customers	25.1%	27.1%	29.4%
Liquidity risk
Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity risk is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under normal and stressed conditions, without incurring unacceptable losses or risking damage to its reputation. Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses and service financial obligations. In addition, the Company has concluded arrangements with reputable banks and has unused lines of credit of $63,813 as of March 31, 2020 that could be drawn upon should there be a need.

The contractual maturities of financial liabilities are as follows:

	As at March 31, 2020
	Less than 1 Year	1-2 years	2-5 years	Total
Long-term debt (includes current portion) (1)	$16,800	$16,800	$—	$33,600
Trade payables	29,333	—	—	29,333
Provision and accrued expenses	28,983	—	—	28,983
Other liabilities	1,197	—	—	1,197
Other employee obligations	70,170	—	—	70,170
Derivative financial instruments	9,575	3,880	—	13,455

Total (2)(3)	$156,058	$20,680	$—	$176,738

Notes:

(1)	Before netting off debt issuance cost of $178.
(2)	For contractual maturities of lease liabilities refer note 13.
(3)	Non-financial liabilities are explained in the financial instruments categories table above.

	As at March 31, 2019
	Less than 1 Year	1-2 years	2-5 years	Total
Long-term debt (includes current portion) (1)	$28,200	$16,800	$16,800	$61,800
Trade payables	17,831	—	—	17,831
Provision and accrued expenses	27,619	—	—	27,619
Other liabilities	5,485	—	—	5,485
Other employee obligations	63,129	—	—	63,129
Derivative financial instruments	2,096	307	—	2,403

Total (2)	$144,360	$17,107	$16,800	$178,267

Notes:

(1)	Before netting off debt issuance cost of $409.
(2)	Non-financial liabilities are explained in the financial instruments categories table above.
The balanced view of liquidity and financial indebtedness is stated in the table below. This calculation of the net cash position is used by the management:

	As at
	March 31, 2020	March 31, 2019
Cash and cash equivalents	$96,929	$85,444
Investments	205,776	150,400
Long-term debt (includes current portion) (1)	(33,600)	(61,800)

Net cash position	$269,105	$174,044

Note:

(1)	Before netting off debt issuance cost of $178 and $409 as at March 31, 2020 and March 31, 2019, respectively.